Related Party Transactions (Narrative) (Details)	12 Months Ended
	Apr. 30, 2023 CAD ($) Shares shares	Apr. 30, 2022 CAD ($) Shares shares
Disclosure of transactions between related parties [line items]
Director fees	$ 324,550	$ 401,806
Stock options granted | Shares	2,720,000	6,974,000
Officers and companies owned by company's officers [Member]
Disclosure of transactions between related parties [line items]
Salary and consulting fees	$ 2,238,520	$ 2,128,342
Company's directors [Member]
Disclosure of transactions between related parties [line items]
Director fees	324,550	401,806
Company with common directors [Member]
Disclosure of transactions between related parties [line items]
Rent expenses and administration expenses	600,000	600,000
Amounts payable to related party	$ 0	$ 50,000
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | Shares	2,075,000	5,109,500
Number of share options granted in restricted stock unit | shares	649,167	0
Rent and administration expenses by related party	$ 280,505	$ 21,875